Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of receivables represented the amount available for future deduction against VAT payable
	December 31, 2020	June 30, 2021
Advances to suppliers	$2,117	$4,857
Other receivables	688	1,242
VAT receivables	2,471	1,342
Deposits	746	751
Total	$6,022	$8,192

	December 31, 2019	December 31, 2020
VAT receivables	$1,748	$2,471
Advances to suppliers	1,038	2,117
Other receivables	627	688
Deposits	535	746
Total	$3,948	$6,022